Taxes - Prepaid taxes (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Taxes
Prepaid other taxes	$ 121	$ 0
Prepaid value-added tax	1,177,868	1,046,667
Total	$ 1,177,989	$ 1,046,667